Business Combinations - MTN telecom towers in South Africa (Details) $ in Thousands		1 Months Ended	3 Months Ended
	May 31, 2022 USD ($) site item	Jun. 30, 2022 USD ($)	Jun. 30, 2023 item	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Number of business acquired | item			0
MTN telecom towers in South Africa
Disclosure of detailed information about business combination [line items]
Number of Towers Acquired | item	5,691
Number of service sites to which entity is providing Managed Services after acquisition | site	7,100
Proportion of ownership interests held by non-controlling interests	0.00%
Percentage of business acquired	100.00%
Goodwill deductible for tax purpose	$ 0
Gross consideration				$ 421,239
Net cash consideration				421,239
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment				251,683
Customer related intangible asset				121,465
Network related intangible asset				69,741
Right of use asset				211,936
Lease liabilities				(211,936)
Deferred tax				(51,625)
Provisions for other liabilities and charges				(34,419)
Total identifiable net assets acquired				$ 356,845
Goodwill	$ 64,400
Revenue - post-acquisition		$ 10,697
Profit (Loss) - post-acquisition		$ (8,591)
MTN telecom towers in South Africa | After transfer of non-controlling interests
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%
Proportion of ownership interests held by non-controlling interests	30.00%